Commitments (Details)		12 Months Ended
	Jul. 01, 2021 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Commitments (Details) [Line Items]
Maximum number of demands for registration of securities		3
Underwriting option period		45 days
Granted shares (in Shares)		2,250,000
Number of units sold (in Shares)		2,250,000
Deferred fee per unit (in Dollars per share) | $ / shares		$ 0.35
Deferred underwriting fee payable | $		$ 6,037,500
Fees and expenses | $		$ 50,000
IPO [Member]
Commitments (Details) [Line Items]
Number of units sold (in Shares)		17,250,000
Proceeds from issuance of underwriters | $		$ 3,450,000
Underwriting Agreement [Member] | Over-Allotment Option [Member]
Commitments (Details) [Line Items]
Number of units sold (in Shares)	2,250,000
Share price (in Dollars per share) | $ / shares	$ 10